Statement of Changes in Equity - Veraxa Biotech Holding A G [Member] - CHF (SFr)	Subscribed Capital [Member]	Retained Earning [Member]	Total Equity [Member]
Ending balance, value at Dec. 31, 2025	SFr 100,000	SFr (26,856)	SFr 73,144
Ending balance, shares at Dec. 31, 2025	100,000
Balance, June 25, 2025 (inception) at Jun. 24, 2025
Beginning balance, shares at Jun. 24, 2025
IfrsStatementLineItems [Line Items]
Initial contribution of capital	SFr 100,000		100,000
Initial contribution of capital, shares	100,000
Net loss		(26,856)	(26,856)
Ending balance, value at Dec. 31, 2025	SFr 100,000	SFr (26,856)	SFr 73,144
Ending balance, shares at Dec. 31, 2025	100,000